Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2015	May 31, 2016	May 31, 2015
Income Statement [Abstract]
Product sales, net	$ 608,039	$ 37,963	$ 1,257,450	$ 167,834	$ 193,734	$ 214,502
Cost of goods sold	390,103	44,163	891,360	171,664	215,997	240,017
Gross income	217,936	(6,200)	366,090	(3,830)	(22,263)	(25,515)
Expenses:
Officers' compensation	2,500	127,700	6,250	127,700	130,200
Salary & wages	142,866		206,206
Repairs and Maintenance	18,416		22,626
Advertising and promotion	4,324		5,083	2,000	5,021	3,417
Insurance	13,328		22,594
Professional fees	557,786	108,566	1,153,674	130,277	184,081	152,900
Travel	26,086	2,645	51,057	2,645	4,029	1,485
Rent	18,294		31,358		9,697	7,500
Depreciation and amortization	11,875	2,141	21,875	3,491
Other	23,515	2,867	32,021	5,988	9,478	18,956
Total expenses	818,990	243,919	1,552,744	272,101	342,506	184,258
Net loss before other expenses	(601,054)	(250,119)	(1,156,654)	(275,931)	(364,769)	(209,773)
Other (expenses)
Interest and financing costs	(302,220)	(1,504)	(743,879)	(1,504)	(35,438)	(2,820)
Total other expenses	(302,220)	(1,504)	(743,879)	(1,504)	(35,438)	(2,820)
Net income before provision for income taxes	(903,274)	(251,623)	(1,930,533)	(277,435)	(400,207)	(212,593)
Provision for income taxes
Net loss	$ (903,274)	$ (251,623)	$ (1,930,533)	$ (277,435)	$ (400,207)	$ (212,593)
Basic and diluted loss per share	$ (0.06)	$ (0.02)	$ (0.13)	$ (0.02)	$ (0.03)	$ (0.02)
Basic and diluted weighted average number of shares outstanding	14,843,462	12,701,546	14,632,590	12,446,509	12,723,476	11,704,133